Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows	12 Months Ended
Dec. 31, 2022
Extractive Industries [Abstract]
Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows
Standardized Measure of Discounted Future Net Cash Flows
The standardized measure of discounted future net cash flows related to proved oil and gas reserves at December 31, 2022, 2021 and 2020 is based on the prices used in estimating the Group’s proved oil and gas reserves, year-end
costs, currently enacted tax rates related to existing proved oil and gas reserves and a 10% annual discount factor. “Future cash inflows” are net of value-added taxes. Corporate income taxes are included in “future income tax expense”. Other taxes are included in “future production costs” as production taxes.
The standardized measure of discounted future net cash flows related to proved oil and gas reserves at December 31, 2022, 2021 and 2020 is as follows:

RMB
The Group
At December 31, 2022
Future cash inflows	6,719,784
Future production costs	(2,421,683)
Future development costs	(557,902)
Future income tax expense	(711,177)

Future net cash flows	3,029,022
Discount at 10% for estimated timing of cash flows	(1,271,392)

Standardized measure of discounted future net cash flows	1,757,630

RMB
The Group
At December 31, 2021
Future cash inflows	5,244,811
Future production costs	(1,723,220)
Future development costs	(462,411)
Future income tax expense	(549,495)

Future net cash flows	2,509,685
Discount at 10% for estimated timing of cash flows	(1,108,580)

Standardized measure of discounted future net cash flows	1,401,105

RMB
The Group
At December 31, 2020
Future cash inflows	4,366,906
Future production costs	(1,470,460)
Future development costs	(445,462)
Future income tax expense	(441,668)

Future net cash flows	2,009,316
Discount at 10% for estimated timing of cash flows	(947,035)

Standardized measure of discounted future net cash flows	1,062,281

At December 31, 2022, RMB1,652,887 (2021: RMB 1,336,419, 2020: RMB 1,028,640) of standardized measure of discounted future net cash flows related to proved oil and gas reserves located within China’s mainland and RMB 104,743 (2021: RMB 64,686, 2020: RMB 33,641) of standardized measure of discounted future net cash flows related to proved oil and gas reserves located overseas.
Share of standardized measure of discounted future net cash flows of associates and joint ventures:

December 31, 2022	47,342
December 31, 2021	14,788
December 31, 2020	8,573